Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Capital
CET1 capital	$ 60,314	$ 57,001
Tier 1 capital	65,992	63,279
Total capital	75,491	72,494
Risk-weighted Assets (RWA) used in calculation of capital ratios
CET1 capital RWA	510,463	495,528
Tier 1 capital RWA	510,463	495,993
Total capital RWA	510,463	496,459
Total capital RWA consisting of:
Credit risk	414,523	401,534
Market risk	31,453	32,209
Operational risk	64,487	62,716
Total Capital RWA	$ 510,463	$ 496,459
Capital ratios and Leverage ratios
CET1 ratio	11.80%	11.50%
Tier 1 capital ratio	12.90%	12.80%
Total capital ratio	14.80%	14.60%
Leverage ratio	4.30%	4.40%
Leverage ratio exposure (billions)	$ 1,521,200	$ 1,450,800